DESCRIPTION OF PLAN	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Description of Plan [Line Items]
DESCRIPTION OF PLAN

NOTE A - DESCRIPTION OF PLAN

The following description of the Unitil Corporation (“Unitil” or the “Company”) Tax Deferred Savings and Investment Plan (“Plan” or “401(k) Plan”) provides only general information. Participants should refer to the Plan Document for a more complete description of the Plan’s provisions.

General

The Plan is a defined contribution plan covering all employees of the Company and its wholly-owned subsidiaries Unitil Service Corp., Unitil Energy Systems, Inc., Fitchburg Gas and Electric Light Company, Northern Utilities, Inc., Bangor Natural Gas Company, Maine Natural Gas Corporation and Granite State Gas Transmission, Inc. (collectively, the “subsidiaries”), who satisfy the eligibility requirements. The Company has engaged John Hancock Trust Company LLC (“John Hancock” or “Trustee”) as the trustee of the Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”) and the Internal Revenue Code (the “Code”).

The Plan’s effective date is July 1, 1985. The Plan was amended and restated effective January 1, 2021 to comply with current federal regulations and to incorporate all previous amendments.

Eligibility

Employees are eligible to participate in the Plan on the first of the month following:

(1) Attainment of age 18, and

(2) Completion of 1,000 hours of credited service for employees hired before 09/01/2024, as defined by the Plan Document.

Participant Contributions

Participants may contribute from 1% to 85% of their compensation, as defined by the Plan Document or as limited by the Code, on a pre-tax and/or after-tax basis. Participants may elect to apply the deferral percentage to either (1) base pay, as defined by the Plan Document, or (2) total pay including bonuses, commissions, incentive, overtime and all other forms of premium pay.

Participants who are age 50 or will turn age 50 by the end of the Plan year (December 31) may be eligible to make “catch-up” contributions, as defined by the Plan Document and the Code.

Participants may also make rollover contributions into the Plan from other qualified plans.

New employees are automatically enrolled in the 401(k) Plan, with the automatic employee contribution rate of 6%. This contribution rate will automatically increase by 1% on January 1st of each year until the employee’s contribution is 85% of pay. Employees may elect to opt-out of the automatic enrollment and/or automatic increase features provided by the enhanced Plan benefits.

The Plan has a Roth 401(k) option for participants. Contributions made by participants under the Roth 401(k) option are on an after-tax basis. Combined Roth 401(k) and pre-tax deferrals are subject to Code limits. In-plan Roth Rollovers and Roth Conversions will be allowed effective with the addition of the Roth 401(k) option.

Employer Contributions

The Company matches participant contributions on a dollar-for-dollar basis, up to the first 3% percent of their eligible compensation, as defined by the Plan Document, except as noted below. Overtime pay, commissions and other forms of premium pay are not included in the definition of compensation eligible for matching purposes.

For non-union employees who are hired on or after January 1, 2010, and for non-union employees who elected to move from the Company’s existing Pension Plan and accept a frozen pension benefit, the Plan provides enhanced Plan benefits including the Company contributing 4% of eligible compensation, as defined by the Plan, each year, regardless of whether or not the non-union employee elects to contribute to the 401(k) Plan. The Company also matches 100% of these employees’ elective deferrals up to 6% of compensation.

For those United Steel Workers (“USW”) Local 12012-6 members who are hired on or after January 1, 2011, and for USW Local 12012-6 members who elected to move from the Company’s existing Pension Plan and accept a frozen pension benefit, the Plan provides for enhanced Plan benefits including the Company matching employee elective deferrals up to 6% of base pay and the Company contributing 4% of base pay each year, regardless of whether the employee elects to contribute to the 401(k) Plan.

For those Utility Workers Union of America (“UWUA”) Local 341 members who are hired on or after April 1, 2012, the Plan provides enhanced Plan benefits including the Company matching employee elective deferrals up to 6% of base pay and the Company contributing 4% of base pay each year, regardless of whether the employee elects to contribute to the 401(k) Plan.

For those International Brotherhood of Electrical Workers (“IBEW”) members who are hired on or after June 1, 2012, and for IBEW members who elected to move from the Company’s existing Pension Plan and accept a frozen pension benefit, the Plan provides enhanced Plan benefits including the Company matching employee elective deferrals up to 6% of base pay and the Company contributing 4% of base pay each year, regardless of whether the employee elects to contribute to the 401(k) Plan.

For those UWUA - Local B340 members who are hired on or after June 1, 2013, the Plan provides enhanced Plan benefits including the Company matching employee elective deferrals up to 6% of base pay and the Company contributing 4% of base pay each year, regardless of whether the employee elects to contribute to the 401(k) plan.

For those Laborers’ International Union of North America (“LIUNA”) Local 327 members who are hired on or after January 1, 2010, the Plan provides enhanced Plan benefits including the Company contributing 4% of eligible compensation, as defined by the Plan, each year, regardless of whether or not the non-union employee elects to contribute to the 401(k) Plan. The Company also matches 100% of these employees’ elective deferrals up to 6% of compensation.

Participant Accounts

Each participant’s account is credited with the participant’s contribution and allocations of (a) the Company’s contribution and (b) Plan earnings. Allocations are based on participant earnings or account balances, as defined by the Plan Document. Each participant’s account is charged for the investment management fees charged by each mutual fund. Investment management fees are netted against the earnings of each fund through each fund's expense ratio. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Vesting

Participants are immediately vested in their contributions and the Company contributions plus actual earnings or losses thereon.

Notes Receivable from Participants

Participants may borrow from their account balances a minimum of $1,000 up to a maximum equal to the lesser of $50,000, reduced by the highest outstanding loan balance during the preceding twelve-month period, or 50% of their vested account balance. Loan terms range from 1 to 5 years or up to 15 years for the purchase of a primary residence. The loans are secured by the balance in the participant’s account and bear interest at a rate that is fixed at the origination of the loan at the then prime rate plus one percent (1%). No more than two loans may be outstanding at any time. Principal and interest is paid ratably through payroll deductions. As of December 31, 2025, there are 244 loans to participants, maturing from 2026 to 2039 with interest rates ranging between 4.25% and 9.50%.

Payment of Benefits

On termination of service due to death, disability or retirement, a participant may elect to receive either a lump-sum amount equal to the value of the participant’s vested interest in his or her account, partial distribution of any portion of the account balance, or annual installments over a fixed number of calendar quarters or years. In-service distributions and hardship withdrawals are available to participants in accordance with the provisions of the Plan. Payments are generally received in cash. Participants may elect to receive in-kind distributions of employer securities.

In-Kind Distributions

One of the Plan’s investment options is the Unitil Corporation Stock Fund (comprised of Company shares and a money market fund). When receiving payment of benefits, a participant invested in the Unitil Corporation Stock Fund may elect to receive whole shares of stock (i.e. in-kind distributions), with any fractional shares, and the cash and cash equivalent portions of the underlying stock account, being distributed in cash. In 2025, the Plan had in-kind distributions of $15,790, which are included in Benefits Paid to Participants on the Statement of Changes in Net Assets Available for Benefits.

Investment Options

The Plan offers 35 investment portfolio or fund options consisting of registered investment companies (mutual funds); one pooled separate account (New York Life Anchor Account - Stable Value Fund); and the Unitil Corporation Stock Fund (comprised of Company shares and a money market fund). Participants may change their investment options daily, and all investments within the plan are participant-directed.

Unitil Corporation Stock Fund (Unitil Corporation, no par value common stock)

The Unitil Corporation Stock Fund (“Stock Fund”) is set up to hold common shares for the participants of the Plan and maintains liquidity in cash and cash equivalents to facilitate the timely settlement of participant transactions. Participants may allocate or withdraw their account balances between this fund and other funds without restrictions. The Stock Fund had approximately 3% and 4% in cash and cash equivalents, and 97% and 96% in Company stock at December 31, 2025, and December 31, 2024, respectively.